Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—87.4%
		Basic Industry - Building Materials—1.4%
$8,521,682		Southwire Co., 2.947%, 1/6/2020	11/27/2019	$8,493,778	$8,517,372
		Basic Industry - Chemicals—2.8%
8,500,000	[2]	ETG Agri Inputs FZE Dubai, 4.954% (1-month USLIBOR +3.150%), 9/30/2020	5/15/2018 – 12/11/2019	8,500,000	8,500,000
2,396,245	[2]	Kuwait Paraxylen, Revolver, 2.435% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018 – 12/11/2019	2,378,273	2,386,660
4,390,286	[2]	Kuwait Paraxylen, Term Loan, 2.499% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018 – 10/26/018	4,337,069	4,372,725
1,824,397	[2]	Qatar Chemical Co. II Ltd., 2.959% (3-month USLIBOR +0.950%), 1/10/2020	10/30/2018	1,820,826	1,818,012
		TOTAL			17,077,397
		Basic Industry - Forestry/Paper—0.7%
4,500,000	[2]	Bahia Cellulose, 4.744% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	4,501,688	4,491,000
		Basic Industry - Metals/Mining Excluding Steel—3.2%
2,299,362	[3,4,5]	Discovery Copper, 5.134%, 3/1/2015	9/29/2011 – 9/22/2015	2,294,479	690,958
11,907,805	[2]	Harmony Gold Mining Co. Ltd., 5.206% (3-month USLIBOR +3.150%), 9/30/2022	7/31/2018 – 10/1/2019	11,915,305	11,854,220
2,545,455	[2]	KAZ Minerals PLC, 4.785% (1-month USLIBOR +3.000%), 6/30/2021	9/19/2019	2,545,454	2,540,364
885,679	[2]	Kazakhmys II, 4.249% (1-month USLIBOR +3.000%), 6/30/2021	12/1/2014	881,251	875,937
3,888,889	[2]	Suek Tranche B, 4.785% (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 – 11/24/2017	3,888,889	3,875,278
		TOTAL			19,836,757
		Basic Industry - Steel Producers/Products—2.7%
5,000,000	[2]	Arcelormittal, 3.778% (6-month USLIBOR +1.900%), 12/12/2022	12/19/2018 – 6/20/2019	5,000,000	5,000,000
6,000,000	[2]	Ferrexpo AG, 6.393% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 – 11/6/2019	5,967,094	6,000,000
5,420,865	[2]	Metinvest BV, 6.494% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	5,260,543	5,244,687
		TOTAL			16,244,687
		Capital Goods - Aerospace & Defense—0.4%
1,851,854	[2]	Gulf Air BSC, 4.989% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	1,852,548	1,848,150
416,667	[2]	TAAG Angola Airlines, 6.843% (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	410,313	412,500
		TOTAL			2,260,650
		Consumer Goods - Personal & Household Products—1.2%
EUR 248,000		Burkina Faso, Government of, 3.330%, 1/17/2020	4/16/2019	280,054	278,182
$2,290,000	[2,6]	PT Delta Dunia Sandang Tekstil, 7.194% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	2,269,390	1,145,000
5,997,046		PT Pan Brothers TBK, 3.597% - 3.800%, 4/14/2020	9/17/2019 – 12/17/2019	5,997,046	5,997,046
		TOTAL			7,420,228
		Consumer Non-Cyclical/Food-Wholesale—12.9%
2,600,000		Agrofertil, 4.138%, 4/3/2020	4/12/2019	2,496,740	2,505,100
642,978	[6]	Banacol, 1.750%, 6/28/2025	1/2/2013 – 6/28/2017	636,615	383,986
5,147,482		Dansk Landbrugs Grovvareselskab amba (DLG), 3.062%, 1/12/2020	11/7/2019	5,119,019	5,136,640
2,141,344		Dansk Landbrugs Grovvareselskab amba (DLG), 3.090%, 1/27/2020	11/7/2019	2,126,640	2,139,361
8,517,150		Dansk Landbrugs Grovvareselskab amba (DLG), 3.150%, 1/3/2020	10/15/2019	8,457,518	8,457,530
9,661,692		Egypt, Government of, 4.164% - 4.586%, 6/22/2020	5/15/2019 – 6/25/2019	9,661,692	9,647,199

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Non-Cyclical/Food-Wholesale—continued
$5,474,302		Gambia, Government of, 4.857% - 5.745%, 8/31/2020	2/26/2019 – 9/5/2019	$5,474,302	$5,463,353
16,000,000	[2]	Ghana Cocoa Board, 2.178% (1-month USLIBOR +0.550%), 8/31/2020	9/30/2019 – 12/16/2019	16,000,000	15,976,000
1,100,864	[2,3,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	990,778
4,146,444	[2]	Metl Group, 4.561% (3-month USLIBOR +2.900%), 3/28/2020	6/13/2019 – 12/30/2019	4,146,444	4,136,078
5,000,000	[4,5,6]	Molino Canuelas, 9.900%, 12/16/2020	12/29/2016	4,950,000	1,500,000
10,000,000	[2]	Olam Nigeria, 2.937% (3-month USLIBOR +1.050%), 3/5/2020	2/28/2019	10,000,000	10,000,000
4,000,000		PT Pacific Indopalm Industries, 3.576%, 2/14/2020	5/5/2019 – 3/14/2019	4,000,000	4,000,000
2,571,428	[3,4,5]	REI Agro Ltd., 7.772%, 10/31/2014	10/31/2012 – 11/3/2014	2,571,429	772,714
1,667,000	[3,4,5,6]	Seara, 5.844%, 6/15/2017	10/29/2014 – 12/9/2014	1,658,665	406,081
2,500,000	[2]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	2,493,750
4,921,053	[2]	Vicentin SAIC, 8.303% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015 – 2/21/2018	4,904,088	4,911,211
		TOTAL			78,919,781
		Energy - Exploration & Production—13.5%
10,005	[3,4,5]	Circle Petro, 7.132%, 6/11/2018	11/7/2014	9,739	4,502
1,777,991	[2]	FPF003 PTE Ltd. Singapore, Inc., 4.295% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	1,769,101	1,768,789
9,344,759	[2]	FPF005 PTE Ltd. Singapore, Inc., 4.545% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	9,298,035	9,301,708
12,215,306	[2]	Heston BV, 3.849% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	12,218,326	12,299,913
5,250,000	[2]	Kosmos Energy, 5.268% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019	5,210,800	5,226,375
13,000,000	[2]	Petrobras Oil & Gas B.V., 5.916% (12-month USLIBOR +6.500%), 12/5/2024	9/17/2019	12,902,500	12,935,000
3,524,165	[2]	SHT, 4.329% (1-month USLIBOR +2.000%), 9/30/2020	2/26/2014	3,452,958	3,307,429
3,963,533	[2,6]	SNPC, 6.593% (1-month USLIBOR +4.900%), 3/4/2020	7/28/2015 – 9/4/2019	3,963,533	3,567,179
9,000,000	[2]	SOCAR Energy '18, 4.105% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	8,947,500	8,992,289
5,892,857	[2]	SOCAR Energy, 4.951% (6-month USLIBOR +2.400%), 5/22/2020	6/10/2019	5,892,857	5,892,857
1,066,667	[2]	Sonangol Finance Ltd., 5.277% (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	1,056,667	1,051,733
3,320,588	[2]	Sonangol, 5.345% (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 – 2/19/2019	3,211,344	3,297,344
207,189	[3,4,5,6]	SV Oil & Natural Gas Ltd., 7.219%, 9/14/2013	9/10/2009 – 6/07/2017	207,189	0
15,000,000	[2]	Yibal Export Pdo, 3.609% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016 – 7/16/2019	14,896,750	14,977,500
		TOTAL			82,622,618
		Energy - Integrated Energy—4.3%
6,282,120		Burkina Faso, Government of, 4.688% - 4.938%, 6/8/2020	7/19/2019 – 12/10/2019	6,282,120	6,282,120
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	17,352,000	17,307,000
2,880,000	[2]	Staatsolie Maatschappij Suriname NV, 7.023% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	2,880,000	2,874,240
		TOTAL			26,463,360
		Energy - Oil Refining and Marketing—6.7%
6,187,500	[2]	Dangote, 8.535% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014 – 8/2/2018	6,153,750	6,153,469
4,008,945		Egypt, Government of, 4.846% - 5.019%, 3/12/2020	1/4/2019 – 3/15/2019	4,008,945	4,008,945
6,361,826		Maldives, Government of, 4.315% - 4.593%, 4/6/2020	9/13/2019 – 12/20/2019	6,361,826	6,361,826
5,000,000		Pakistan, Government of, 4.359% - 5.043%, 9/8/2020	5/17/2019 – 9/10/2019	5,000,000	4,992,500

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Refining and Marketing—continued
$7,500,000		Pakistan, Government of, 4.904% - 5.029%, 4/9/2020	2/21/2019 – 4/16/2019	$7,500,000	$7,500,000
2,065,252	[3,4,5]	Samir Energy II, 5.541%, 12/31/2015	5/30/2014	2,057,288	1,033,659
11,000,000	[2]	Trafigura PTE, 4.098% (1-month USLIBOR +2.000%), 12/31/2020	11/27/2019	11,000,000	11,038,170
		TOTAL			41,088,569
		Finance/Banks/Brokers—13.8%
9,000,000	[2]	ABC International Bank PLC, 3.008% (3-month USLIBOR +0.850%), 8/15/2020	8/14/2019	9,000,000	8,986,500
5,500,000	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	5,500,000	5,489,000
2,222,222	[2]	Banco Supervielle SA, 4.759% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	2,207,778	2,217,778
13,500,000	[2]	Doha Bank, 2.703% (3-month USLIBOR +0.700%), 6/12/2020	10/8/2019	13,500,000	13,479,750
18,000,000		Itau Unibanco Holding SA, 2.330%, 3/27/2020	12/27/2019	18,000,000	18,023,149
1,500,000	[2]	National Bank of Egypt, 5.429% (6-month USLIBOR +2.750%), 3/16/2020	07/10/2018	1,500,000	1,496,250
7,300,000		QNB Finansbank AS/Turkey, 3.924%, 1/15/2020	09/18/2019	7,300,000	7,300,000
2,800,000		QNB Finansbank AS/Turkey, 3.929%, 1/8/2020	9/18/2019	2,800,000	2,800,000
5,000,000		Zenith Bank (Ghana) Ltd., 5.404%, 4/17/2020	04/16/2019	4,997,500	4,990,000
14,000,000		Zenith Bank PLC, 3.321%, 8/5/2020	09/18/2019	14,000,000	13,979,000
EUR 5,000,000		Ziraat Bankasi, 2.150%, 4/14/2020	04/16/2019	5,561,553	5,608,500
		TOTAL			84,369,927
		Foreign Sovereign—8.0%
$4,500,000	[2]	Bank of Industry, 7.984% (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	4,500,000	4,482,000
5,000,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	5,000,000	4,965,000
EUR 8,000,000		Cote D'Ivoire, Government of, 4.950%, 12/31/2025	9/5/2019	8,825,200	8,933,218
$2,326,624		Djibouti, Government of, 5.133%, 2/3/2020	12/2/2019	2,326,624	2,323,134
2,888,889	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	2,888,889	2,871,556
4,166,667	[2]	JSC Partnership, 5.973% (12-month USLIBOR +4.000%), 9/22/2020	10/17/2018	4,175,000	4,158,333
7,500,000	[2]	Kenya, Government of, 8.437% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	7,465,000	7,443,750
3,571,429	[2]	Ministry of Finance Tanzania, 7.116% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	3,550,000	3,564,286
2,000,000	[2]	Ministry of Finance Zambia, 8.256% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	2,000,000	1,991,000
EUR 4,500,000		Senegal, Government of, 4.800%, 6/10/2020	2/4/2019	5,244,665	5,040,079
$3,334,000	[2]	Sri Lanka, Government of, 4.559% (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017	3,320,839	3,322,331
		TOTAL			49,094,687
		Retail - Discount Stores—0.3%
22,025		Lenovo Costco, 2.112%, 1/21/2020	10/17/2019	21,892	21,959
446,374		Lenovo Costco, 2.473%, 2/11/2020	11/7/2019	443,460	445,260
127,382		Lenovo Costco, 2.534%, 1/14/2020	10/10/2019	126,670	126,809
230,457		Lenovo Costco, 2.112%, 2/26/2020	8/8/2019	228,923	230,457
111,071		Lenovo Costco, 2.112%, 2/26/2020	8/15/2019	110,333	111,071
1,149,003		Lenovo Costco, 2.448%, 2/11/2020	11/21/2019	1,142,903	1,146,386
		TOTAL			2,081,942
		Retail - Food & Drug Retailers—0.6%
1,616,290		Lenovo Walmart, 2.448%, 2/25/2020	11/21/2019	1,606,466	1,610,463
1,904,917		Lenovo Walmart, 2.489%, 1/29/2020	10/24/2019	1,893,256	1,899,202
142,569		Lenovo Walmart, 2.112%, 1/21/2020	10/17/2019	141,649	142,427
8,664		Lenovo Walmart, 2.477%, 1/14/2020	10/10/2019	8,610	8,625
		TOTAL			3,660,717
		Services - Building & Construction—0.5%
4,444,967	[2,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	3,111,477
		Services - Support-Services—0.8%
4,587,915	[2]	Airport International Group, 3.673% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	4,290,924	4,587,915

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—4.6%
$6,000,000	[2]	Africa Finance Corp., 2.946% (3-month USLIBOR +1.000%), 12/27/2021	1/10/2019	$5,941,500	$5,991,000
5,000,000	[2]	Africa Finance Corp., 3.361% (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	4,971,500	4,972,500
3,000,000	[2]	African Export-Import Bank (Afreximbank), 3.095% (3-month USLIBOR +1.150%), 6/28/2020	7/26/2018	2,995,250	2,994,000
5,000,000	[2]	African Export-Import Bank (Afreximbank), 3.344% (3-month USLIBOR +1.400%), 5/8/2020	4/2/2019	5,002,250	4,985,000
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.227% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	9,000,000	8,973,000
		TOTAL			27,915,500
		Telecommunications - Wireless—0.3%
2,100,000	[2]	MTN Group Ltd., 4.055% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	2,089,500	2,090,550
		Transportation - Air Transportation—2.9%
17,846,486	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	17,931,257	17,971,803
		Transportation - Transport Infrastructure/Services—2.0%
5,071,768	[2]	Armenia International Airports CJSC, 7.416% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017 – 10/12/2018	5,122,486	5,059,089
4,760,000	[2]	Asyaport, 6.656% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	4,760,000	4,755,240
2,532,772	[2]	Autopistas Urbanas SA (AUSA), 5.409% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 – 11/13/2017	2,494,780	2,521,374
		TOTAL			12,335,703
		Utility - Electric-Generation—3.7%
927,499	[2]	Casablanca & Giacote Solar PV Project, 5.212% (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	908,948	922,397
692,371	[2]	Egypt Electric AfreximBK, 7.450% (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	692,371	689,256
3,588,292	[2]	Egypt Electric, 6.827% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015 – 2/13/2019	3,574,643	3,529,085
3,051,136	[2]	Karpower International B.V., 8.387% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019	3,051,136	3,046,560
IDR 95,104,403,697	[2]	PT MaxPower, 0.170% (3-month USLIBOR +0.001%), 6/10/2039	6/12/2019 – 12/16/2019	5,529,229	5,641,526
$9,000,000		Tunisia, Government of, 3.721%, 2/28/2020	8/29/2019	9,000,000	8,982,000
		TOTAL			22,810,824
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $548,211,686)			534,973,464
		INVESTMENT COMPANY—10.8%
66,025,736		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[7] (IDENTIFIED COST $66,027,909)			66,038,941
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $614,239,595)			601,012,405
		OTHER ASSETS AND LIABILITIES - NET—1.8%[8]			11,183,110
		TOTAL NET ASSETS—100%			$612,195,515
At December 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/6/2020	State Street Bank & Trust Co.	8,000,000 EUR	$8,864,019	$(111,260)
1/22/2020	HSBC Bank USA	254,308 EUR	$293,404	$7,810
3/16/2020	Barclays Bank PLC Wholesale	77,000,000,000 IDR	$5,439,005	$(70,071)
4/22/2020	Bank of America N.A.	5,000,000 EUR	$5,827,570	$180,431
6/12/2020	Citibank N.A.	4,600,000 EUR	$5,332,053	$120,343
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$127,253
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $77,075 and $722,525, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	84,012,725
Purchases/Additions	395,140,381
Sales/Reductions	(413,127,370)
Balance of Shares Held 12/31/2019	66,025,736
Value	$66,038,941
Change in Unrealized Appreciation/Depreciation	$4,023
Net Realized Gain/(Loss)	$2,188
Dividend Income	$1,902,871
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2019, these restricted securities amounted to $534,973,464, which represented 87.4% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Principal amount and interest were not paid upon final maturity.
4	Issuer in default.
5	Non-income-producing security.
6	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$534,973,464	$534,973,464
Investment Company	66,038,941	—	—	66,038,941
TOTAL SECURITIES	$66,038,941	$—	$534,973,464	$601,012,405
Other Financial Instruments[1]
Assets	$—	$308,584	$—	$308,584
Liabilities	—	(181,331)	—	(181,331)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$127,253	$—	$127,253
1	Other financial instruments are foreign exchange contracts.

The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees. See the Fair Valuation and Significant Events Procedures section for more information.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Trade Finance Agreements
Balance as of 3/31/2019	$193,570	$498,487,787
Accrued discount/premiums	146	927,850
Realized gain (loss)	—	(10,917,001)
Change in unrealized appreciation (depreciation)	728	6,605,519
Purchases	—	419,494,128
(Sales)	(194,444)	(379,624,819)
Balance as of 12/31/2019	$—	$534,973,464
The total change in unrealized appreciation (depreciation) attributable to investments still held at 12/31/2019	$—	$(4,310,278)
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate